Initial Public Offering -Additional Information (Detail)		11 Months Ended
	Jul. 28, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Jul. 28, 2020 $ / shares
Disclosure Of Initial Public Offer [Line Items]
Proceeds from initial public offer		$ 414,000,000
Adjustments to additional paid in capital stock issuance costs		$ 22,433,477
Common Class A
Disclosure Of Initial Public Offer [Line Items]
Number of shares called by each warrant | shares	1
Minimum | Common Class A
Disclosure Of Initial Public Offer [Line Items]
Warrants redemption price per share | $ / shares			$ 11.50
IPO [Member]
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues | shares	41,400,000
Sale of stock issue price per share | $ / shares				$ 10.00
Proceeds from initial public offer	$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs	23,400,000
Deferred underwriting commissions non current	$ 14,500,000
Over-Allotment Option [Member]
Disclosure Of Initial Public Offer [Line Items]
Stock issued during period shares new issues | shares	5,400,000	5,400,000